Accrued Expenses	12 Months Ended
Dec. 31, 2015
Accrued Expenses

(7) Accrued Expenses

The following is a summary of accrued expenses at December 31, 2015 and 2014:

	2015	2014
Payroll	$14,943	$13,852
Interest	29,268	29,281
Insurance benefits	13,951	12,853
Accrued lease expense	33,628	35,903
Stock-based compensation	15,301	13,283
Other	8,117	3,618

	$115,208	$108,790

LAMAR MEDIA CORP [Member]
Accrued Expenses

(4) Accrued Expenses

The following is a summary of accrued expenses at December 31, 2015 and 2014:

	2015	2014
Payroll	$14,943	$13,852
Interest	29,268	29,281
Accrued lease expense	33,628	35,903
Other	32,889	25,971

	$110,728	$105,007